EARNINGS PER SHARE (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share
Income (loss) from continuing operations attributable to Terex Corporation common stockholders (in dollars)	$ 38.6	$ (215.5)	$ (407.5)
Income (loss) from discontinued operations-net of tax (in dollars)	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations - net of tax (in dollars)	0.8	589.3	(12.6)
Net income (loss) attributable to Terex Corporation (in dollars)	45.2	358.5	(398.4)
Basic shares:
Weighted average shares outstanding (in shares)	109,500,000	108,700,000	102,600,000
Earnings per share - basic:
Income (loss) from continuing operations (in dollars per share)	$ 0.35	$ (1.98)	$ (3.97)
Income (loss) from discontinued operations - net of tax (in dollars per share)	$ 0.05	$ (0.14)	$ 0.21
Gain (loss) on disposition of discontinued operations-net of tax (in dollars per share)	$ 0.01	$ 5.42	$ (0.12)
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ 0.41	$ 3.30	$ (3.88)
Diluted shares:
Weighted average shares outstanding (in shares)	109,500,000	108,700,000	102,600,000
Effect of dilutive securities:
Stock options, restricted stock awards and convertible notes (in shares)	1,200,000	0	0
Diluted weighted average shares outstanding (in shares)	110,700,000	108,700,000	102,600,000
Earnings per share - diluted:
Income (loss) from continuing operations (in dollars per share)	$ 0.35	$ (1.98)	$ (3.97)
Income (loss) from discontinued operations - net of tax (in dollars per share)	$ 0.05	$ (0.14)	$ 0.21
Gain on disposition of discontinued operations - net of tax (in dollars per share)	$ 0.01	$ 5.42	$ (0.12)
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ 0.41	$ 3.30	$ (3.88)
Attribution of noncontrolling interest
Noncontrolling interest attributable to Income (loss) from continuing operations (in dollars)	4.5	(4.0)	(1.1)
Noncontrolling interest attributable to Income (loss) from discontinued operations (in dollars)	0	0	(1.2)
Total noncontrolling interest income	4.5	(4.0)	(2.3)
Reconciliation of amounts attributable to common stockholders:
Income (loss) from continuing operations (in dollars)	34.1	(211.5)	(406.4)
Noncontrolling interest attributable to Income (loss) from continuing operations (in dollars)	4.5	(4.0)	(1.1)
Income (loss) from continuing operations attributable to Terex Corporation common stockholders (in dollars)	$ 38.6	$ (215.5)	$ (407.5)
Other details of antidilutive securities
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Contingently issuable shares (in shares)	0
Convertible Subordinated Debt
Other details of antidilutive securities
Interest rate of debt securities (as a percent)	4.00%
Conversion price of convertible notes (in dollars per share)	$ 16.25
Stock Options.
Other details of antidilutive securities
Antidilutive securities excluded from computation of earnings per share (in shares)	189,000	571,000	522,000
Restricted Stock
Other details of antidilutive securities
Antidilutive securities excluded from computation of earnings per share (in shares)	234,000	1,100,000	64,000
Convertible Debt Securities
Other details of antidilutive securities
Antidilutive securities excluded from computation of earnings per share (in shares)		4,400,000	1,000,000